SUBSEQUENT EVENTS - Acquisition - Additional information (Details) - Major business combination [member] - Sencia SAS [member] - COP ($) $ in Millions	Jan. 15, 2026	Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [line items]
Percentage acquired (as a percent)	51.00%	51.00%
Book value of the percentage acquired		$ 46,438
Acquisition-date fair value of total consideration transferred [abstract]
Payment amount	$ 85,949	$ 85,949